Significant Accounting Policies (Tables)	12 Months Ended
Nov. 30, 2019
Accounting Policies [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information

	Twelve Months Ended November 30, 2019	Eleven Months Ended November 30, 2018	Twelve Months Ended December 31, 2017
	(In thousands)
Cash paid during the year for:
Interest, net of amounts capitalized	$1,563,152	$1,377,781	$1,120,191
Income tax payments (refunds), net	$24,587	$37,559	$15,361